General Information and Basis of Presentation - Schedule Of Distribution Of Assets And Liabilities To Its Wholly Owned Subsidiary C3is Inc (Detail) - USD ($)	Dec. 31, 2023	Jun. 21, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Less investment in preferred shares of C3is issued as part of Spin-off	$ (8,119)		$ (8,119)
C3is Inc [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 5,000,000
Trade and other receivables		877,202
Inventories		124,813
Advances and prepayments		192,961
Due from related party		188,750
Vessels, net		28,500,000
Trade accounts payable		816,187
Accrued and other liabilities		357,647
Deferred income		115,940
Net assets of C3is distributed to stockholders and warrantholders		33,593,952
Less investment in preferred shares of C3is issued as part of Spin-off		(12,636,000)
Distribution of net assets of C3is to stockholders and warrantholders		$ 20,957,952